UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2015 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 70.4%
Chemicals - 0.7%
E.I. Du Pont de Nemours	3,900	$278,733

Consumer Discretionary - 7.0%
Cablevision Systems, Class A	14,900	272,670
Darden Restaurants	6,300	436,842
DreamWorks Animation SKG, Class A *	24,200	585,640
McDonald's	10,600	1,032,864
Yum! Brands	4,400	346,368
		2,674,384
Consumer Staples - 14.1%
Campbell Soup	13,600	633,080
Coca-Cola	23,900	969,145
Colgate-Palmolive	5,400	374,436
Diageo - ADR	4,930	545,110
Energizer Holdings	3,400	469,370
Mondelez International, Class A	7,050	254,434
Tootsie Roll Industries	30,061	1,019,654
Walgreens Boots Alliance	7,350	622,398
Wal-Mart Stores	6,000	493,500
		5,381,127
Diversified Financial Services - 2.5%
Legg Mason	11,750	648,600
Leucadia National	13,200	294,228
		942,828
Energy - 6.3%
Centrus Energy, Class A *	17,698	90,437
Clayton Williams Energy *	6,200	313,906
ConocoPhillips	11,900	740,894
Hess	10,100	685,487
Murphy Oil	9,000	419,400
WPX Energy *	12,300	134,439
		2,384,563
Healthcare - 11.6%
Abbott Laboratories	22,400	1,037,792
Eli Lilly & Co.	3,700	268,805
GlaxoSmithKline - ADR	17,250	796,088
Hospira *	2,100	184,464
Johnson & Johnson	5,700	573,420
Merck & Co.	17,300	994,404
Sanofi - ADR	11,300	558,672
		4,413,645

Industrials - 1.7%
Eaton	5,900	400,846
Sulzer	2,400	264,252
		665,098
Information Technology - 5.4%
Automatic Data Processing	5,100	436,764
CDK Global	2,233	104,415
Comtech Telecommunications	14,600	422,670
FLIR Systems	13,300	416,024
Microsoft	5,850	237,832
Paychex	3,800	188,537
Science Applications International	4,600	236,210
		2,042,452
Insurance - 7.1%
American International Group	6,300	345,177
Berkshire Hathaway, Class B *	2,900	418,528
CNA Financial	6,100	252,723
Donegal Group, Class A	7,100	111,612
First American Financial	5,700	203,376
Loews	13,900	567,537
RenaissanceRe Holdings	1,764	175,924
State Auto Financial	25,100	609,679
		2,684,556
Metals & Mining - 0.2%
AuRico Gold	24,420	67,644

Paper & Forest Products - 4.5%
Deltic Timber	1,700	112,625
Domtar	26,551	1,227,187
Louisiana-Pacific *	22,800	376,428
		1,716,240
Real Estate - 3.0%
Howard Hughes *	1,200	186,024
Post Properties	16,800	956,424
		1,142,448
Telecommunication Services - 1.9%
Telephone & Data Systems	29,000	722,100

Utilities - 4.4%
FirstEnergy	21,000	736,260
NRG Energy	21,701	546,648
Public Service Enterprise Group	1,800	75,456
TransAlta	33,800	314,340
		1,672,704
Total Common Stocks
(Cost $23,509,016)		26,788,522

CONVERTIBLE BONDS - 20.1%	Par
Containers & Packaging - 1.3%
Owens-Brockway
3.000%, 06/01/2015 (a)	$475,000	481,828

Energy - 2.8%
InterOil
2.750%, 11/15/2015	1,090,000	1,076,375

Healthcare - 3.3%
Hologic
2.000%, 12/15/2037	550,000	809,531
Medicines
1.375%, 06/01/2017	390,000	462,394
		1,271,925
Industrials - 2.6%
Chart Industries
2.000%, 08/01/2018	1,025,000	985,922

Information Technology - 1.5%
HomeAway
0.125%, 04/01/2019 (a)	600,000	569,625

Metals & Mining - 4.2%
RTI International
1.625%, 10/15/2019	1,375,000	1,581,250

Real Estate - 4.4%
Forest City Enterprises
4.250%, 08/15/2018	150,000	188,625
3.625%, 08/15/2020	625,000	727,344
Forestar Group
3.750%, 03/01/2020	825,000	776,531
		1,692,500
Total Convertible Bonds
(Cost $7,291,633)		7,659,425

CORPORATE BONDS - 8.0%
Consumer Staples - 3.5%
CVS Health
2.250%, 08/12/2019	663,000	673,235
Walgreens Boots Alliance
2.700%, 11/18/2019	650,000	664,038
		1,337,273
Energy - 1.0%
Centrus Energy
8.000%, 09/30/2019	909,669	363,868

Healthcare - 1.8%
Amgen
2.200%, 05/22/2019	664,000	672,579

Telecommunication Services - 1.7%
Verizon Communications
3.650%, 09/14/2018	625,000	664,594
Total Corporate Bonds
(Cost $3,992,614)		3,038,314

SHORT-TERM INVESTMENT - 2.8%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.010% ^
(Cost 1,087,380)	1,087,380	1,087,380

Total Investments - 101.3%
(Cost $35,880,643)		38,573,641
Other Assets and Liabilities, Net - (1.3)%		(502,930)
Total Net Assets - 100.0%		$38,070,711

* Non-income producing security
ADR - American Depositary Receipt
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2015, the value of these investments was $1,051,453 or 2.8% of total net assets.

^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2015.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2015, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$26,788,522	$-	$-	$26,788,522
Convertible Bonds	-	7,659,425	-	7,659,425
Corporate Bonds	-	3,038,314	-	3,038,314
Short-Term Investment	1,087,380	-	-	1,087,380
Total Investments	$27,875,902	$10,697,739	$-	$38,573,641

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments March 31, 2015 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 89.6%
Banks - 18.5%
Capital Bank Financial, Class A *	33,000	$911,130
Capital City Bank Group	21,100	342,875
Central Pacific Financial	40,500	930,285
Chicopee Bancorp	26,200	442,256
Citigroup	15,170	781,558
City National	6,900	614,652
Clifton Bancorp	126,184	1,780,456
First Defiance Financial	22,200	728,604
HomeTrust Bancshares *	115,600	1,846,132
Meridian Bancorp *	52,900	696,693
Metro Bancorp	25,280	696,970
OceanFirst Financial	87,200	1,505,944
Oritani Financial	78,150	1,137,083
PacWest Bancorp	18,300	858,087
ServisFirst Bancshares	34,300	1,131,557
SI Financial Group	52,700	639,778
Waterstone Financial	107,300	1,377,732
Westfield Financial	105,000	811,650
		17,233,442
Chemicals - 1.2%
H.B. Fuller	25,400	1,088,898

Consumer Discretionary - 5.9%
Darden Restaurants	11,800	818,212
Denny's *	77,900	888,060
Home Depot	11,900	1,351,959
Hyatt Hotels, Class A *	14,900	882,378
McDonald's	16,500	1,607,760
		5,548,369
Consumer Staples - 9.7%
Church & Dwight	20,900	1,785,278
Diageo - ADR	6,100	674,477
J & J Snack Foods	10,900	1,163,030
Lancaster Colony	14,800	1,408,516
Orkla	70,900	536,434
PepsiCo	7,900	755,398
Stock Spirits Group	202,000	618,768
Tootsie Roll Industries	62,418	2,117,219
		9,059,120

Diversified Financial Services - 9.2%
Franklin Resources	41,100	2,109,252
IntercontinentalExchange	1,600	373,232
Invesco	67,700	2,687,013
Legg Mason	28,000	1,545,600
Leucadia National	54,500	1,214,805
PICO Holdings *	39,200	635,432
		8,565,334
Energy - 5.0%
Hess	31,800	2,158,266
Murphy Oil	53,200	2,479,120
		4,637,386
Healthcare - 7.9%
AMAG Pharmaceuticals *	15,000	819,900
Eli Lilly & Co.	13,400	973,510
Haemonetics *	26,100	1,172,412
Invacare	59,000	1,145,190
Merck & Co.	27,348	1,571,963
Patterson Companies	34,400	1,678,376
		7,361,351
Industrials - 6.8%
Celadon Group	23,194	631,340
Landstar System	14,200	941,460
Northrop Grumman	7,800	1,255,488
Powell Industries	17,000	574,090
Regal-Beloit	11,500	919,080
Sulzer	7,400	814,777
Tyco International	27,400	1,179,844
		6,316,079
Information Technology - 9.3%
EMC	27,500	702,900
FLIR Systems	17,900	559,912
Maxim Integrated Products	20,300	706,643
Microsoft	23,200	943,196
Paychex	34,000	1,686,910
Synopsys *	27,000	1,250,640
Verifone Systems *	7,000	244,230
VeriSign *	22,600	1,513,522
Xilinx	25,600	1,082,880
		8,690,833
Insurance - 9.2%
AMERISAFE	3,100	143,375
Brown & Brown	58,500	1,936,935
Catlin Group	50,500	531,496
Chubb	6,000	606,600
CNA Financial	23,700	981,891
Endurance Specialty Holdings	37,400	2,286,636
Infinity Property & Casualty	10,392	852,664
StanCorp Financial Group	6,900	473,340
XL Group	21,200	780,160
		8,593,097

Metals & Mining - 1.6%
Kinross Gold *	132,100	295,904
Newmont Mining	53,700	1,165,827
Victoria Gold *	96,500	11,126
		1,472,857
Paper & Forest Products - 1.3%
Deltic Timber	9,000	596,250
Domtar	14,400	665,568
		1,261,818
Real Estate - 2.7%
Forestar Group *	29,700	468,369
Howard Hughes *	4,700	728,594
Parkway Properties	57,750	1,001,963
Winthrop Realty Trust	23,000	375,360
		2,574,286
Utilities - 1.3%
Public Service Enterprise Group	28,200	1,182,144
Total Common Stocks
(Cost $68,645,385)		83,585,014

CONVERTIBLE BONDS - 3.0%	Par
Healthcare - 2.6%
Hologic
2.000%, 12/15/2037	$1,000,000	1,471,875
Medicines
1.375%, 06/01/2017	775,000	918,859
		2,390,734
Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020	450,000	423,563
Total Convertible Bonds
(Cost $2,578,813)		2,814,297

SHORT-TERM INVESTMENT - 7.8%	Shares
Invesco Treasury Portfolio, Institutional Class, 0.010% ^
(Cost $7,257,293)	7,257,293	7,257,293

Total Investments - 100.4%
(Cost $78,481,491)		93,656,604
Other Assets and Liabilities, Net - (0.4)%		(361,650)
Total Net Assets - 100.0%		$93,294,954

* Non-income producing security
ADR - American Depositary Receipt
^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2015.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2015, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$83,585,014	$-	$-	$83,585,014
Convertible Bonds	-	2,814,297	-	2,814,297
Short-Term Investment	7,257,293	-	-	7,257,293
Total Investments	$90,842,307	$2,814,297	$-	$93,656,604

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2015, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$35,880,643	$78,481,491

Gross unrealized appreciation	4,933,512	18,359,788
Gross unrealized depreciation	(2,240,514)	(3,184,675)
Net unrealized appreciation	$2,692,998	$15,175,113

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

  Date May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                           John D. Gillespie, President

Date May 22, 2015

By (Signature and Title) /s/ Peter N. Perugini
                                           Peter N. Perugini, Treasurer

Date  May 22, 2015